Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22: SUBSEQUENT EVENTS

On July 22, 2026, the Company settled the note payable in the amount of $80,000 and accrued interest of $139,883 for cash in the amount of $176,000. A gain on settlement in the amount of $43,883 will be recorded.

On July 27, 2026, the Company reached an agreement with Millard L. Wallen, its President and holder of the $3,000,000 related party note payable, to extend the due date of the note from September 30, 2026 to December 31, 2026.

On August 7, 2026, the Company filed Form S-1 with the Securities Exchange Commission for the potential sale and registration of approximately 4,500,000 shares of the Company’s common stock.

On August 14, 2026, the Company made a payment in the amount of $2,000,000 to Millard L. Wallen, its President, under his $3,000,000 related party note payable.

On August 28, 2026, the Company made a payment in the amount of $1,070,000 consisting of principal in the amount of $1,000,000 and accrued interest in the amount of $70,000 to Millard L. Wallen, its President, under his $3,000,000 related party note payable. This payment satisfies this obligation and there is nothing further due to Mr. Wallen under this note payable.

Subsequent events were evaluated through the date of this filing.

NOTE 15: SUBSEQUENT EVENTS

Non-Binding Letter of Intent

The Company has entered into a non-binding letter of intent (the “LOI”) subject to a definitive agreement with Mil L. Wallen, CEO and owner of 100% of the shares of TRINITY Group Construction, Inc. (“TRINITY”). Mr. Wallen is President of KiNRG and a related party. Pursuant to the LOI, KiNRG would acquire 100% of the stock of TRINITY. The parties intend to combine TRINITY’s expertise in constructing data centers with KiNRG’s HydroThermal Reactor power generation technology to market a data center solution. Specific terms of the LOI have not been finalized.

Notification of Lawsuit by Noteholder

In March 2026, the Company received notification of a lawsuit by the holder of a note payable by AGP, demanding payment of principal in the amount of $80,000 and accrued interest in the amount $121,883. The Company’s legal counsel is currently reviewing this case. The company believes this lawsuit is without merit, and plans to vigorously defend its position. The entire amount of principal and interest appears on the Company’s balance sheet, and no additional liability has been recorded. See note 7.